Employee benefits - Analysis of net period cost (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefits
Current service cost	$ 3,657	$ 2,421	$ 2,012
Interest cost on benefit obligation	1,000	701	537
Net period cost	$ 4,657	$ 3,122	$ 2,549